Annual Fund Operating Expenses - Park Edge Adaptive Risk ETF - Park Edge Adaptive Risk ETF Shares	Oct. 20, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.07%	[2]
Expenses (as a percentage of Assets)	2.07%

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.